Estimated Annual Amortization Expense (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Disclosure Estimated Annual Amortization Expense [Abstract]
2015	$ 20,025
2016	17,651
2017	15,809
2018	15,087
2019	$ 15,067